Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the compensation actually paid to our principal executive officer (the “PEO”) and the other named executive officers, our total shareholder return (“TSR”) and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the compensation actually paid as reported in the Pay Versus Performance table. Compensation Actually Paid does not necessarily represent compensation actually earned, realized or received by the applicable named executive officer, but rather is a valuation calculated under applicable SEC rules by adjusting the Summary Compensation Table totals for the applicable year as described in the footnotes to the Pay Versus Performance Table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted Net Investment Income (“ANII”)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
	($)	($)	($)	($)			($ in thousands)
2022	2,700,000	2,096,624	918,750	785,908	(33)%	(16)%	32,311	$51,852
2021	3,500,000	4,633,439	895,000	960,718	56%	27%	84,142	$79,086
2020	700,000	637,939	486,667	447,525	(2)%	11%	33,619	$43,407

Company Selected Measure Name	ANII
Named Executive Officers, Footnote [Text Block]	Mr. Sloane was our PEO for each of the fiscal years presented in the above table. For 2022, our non-PEO NEOs were Messrs. Leger, Downs, Schwartz, and Young. For 2021, our non-PEO NEOs were Messrs. Leger, Downs, Schwartz, Young and Christopher Towers. Mr. Towers resigned from the Company effective February 5, 2021. For 2020, our non-PEO NEOs were Messrs. Downs, Schwartz and Towers.
Peer Group Issuers, Footnote [Text Block]	We include a comparison against the S&P Small Cap 600 as disclosed in Part II Item 5 of our Annual Report on Form 10-K as of December 31, 2022. We use the S&P Small Cap 600 because it represents small cap market capitalization companies similar to us. We do not believe there is a published industry or line-of-business index, or a readily definable peer group of publicly traded companies, that provides a more meaningful comparison of the cumulative return of our common stock or that there is otherwise a reasonably identifiable peer group for purposes of such performance graphs as we ceased to be subject to the Investment Company Act of 1940 at the beginning of 2023.
PEO Total Compensation Amount	$ 2,700,000	$ 3,500,000	$ 700,000
PEO Actually Paid Compensation Amount	$ 2,096,624	4,633,439	637,939
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Reported Summary Compensation Table Total for PEO($)	Less: Reported Value of Equity Awards(a)($)	Equity Award Adjustments						Compensation Actually Paid to PEO($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)
2022	2,700,000	(2,000,000)	1,766,911	(703,325)	—	(29,048)	—	362,085	2,096,624
2021	3,500,000	(1,800,000)	2,299,313	—	—	634,125	—	—	4,633,439
2020	700,000	—	—	(235,805)	—	—	—	173,745	637,939

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 918,750	895,000	486,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 785,908	960,718	447,525
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Average of Reported Summary Compensation Table Total for non-PEO NEOs($)	Less: Reported Value of Equity Awards(a)($)	Equity Award Adjustments						Average Compensation Actually Paid to non-PEO NEOs($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)
2022	918,750	(275,000)	210,389	(90,316)	—	(12,042)	—	34,127	785,908
2021	895,000	(318,750)	304,275	—	11,347	59,449	—	9,397	960,718
2020	486,667	(16,667)	—	(29,476)	—	(12,422)	—	19,423	447,525
	(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the return on our Common Stock with the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2022. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares the return on our Common Stock with the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2022. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the return on our Common Stock with the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2022. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the return on our Common Stock with the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2022. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Tabular List [Table Text Block]
Unranked Tabular List of the Company’s Most Important Financial Performance Measures

The following is an unranked list of the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the year ended December 31, 2022, to Company performance:
-    ANII;
-    cash dividends paid to shareholders;
-    growth in net assets;
-    growth in loans originated.

Total Shareholder Return Amount	$ (0.33)	0.56	(0.02)
Peer Group Total Shareholder Return Amount	(0.16)	0.27	0.11
Net Income (Loss)	$ 32,311,000	$ 84,142,000	$ 33,619,000
Company Selected Measure Amount	51,852	79,086	43,407
PEO Name	Mr. Sloane
Non-PEO NEO Total Compensation Amount	$ 918,750	$ 895,000	$ 486,667
Non-PEO NEO Compensation Actually Paid Amount	$ 785,908	960,718	447,525
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ANII;
Non-GAAP Measure Description [Text Block]	Our Company-selected measure is ANII which is defined net investment income (loss) plus net realized gains recognized from the sale of guaranteed portions of SBA 7(a) loan investments, less realized losses on non-affiliate investments, plus the net realized gains on controlled investments, plus or minus the change in fair value of contingent consideration liabilities, plus loss on extinguishment of debt, plus or minus an adjustment for gains or losses on derivative transactions.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	cash dividends paid to shareholders;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	growth in net assets;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	growth in loans originated.
PEO [Member] | Adjustment, Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,000,000)	(1,800,000)	0
PEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,766,911	2,299,313	0
PEO [Member] | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(703,325)	0	(235,805)
PEO [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,048)	634,125	0
PEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted in Prior Years, Vesting Conditions Failed [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,085	0	173,745
Non-PEO NEO [Member] | Adjustment, Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(275,000)	(318,750)	(16,667)
Non-PEO NEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,389	304,275	0
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,316)	0	(29,476)
Non-PEO NEO [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,347	0
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,042)	59,449	(12,422)
Non-PEO NEO [Member] | Adjustment, Year End Fair Value of Equity Awards Granted in Prior Years, Vesting Conditions Failed [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 34,127	$ 9,397	$ 19,423